NOTE RECEIVABLE (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Note receivable	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Less: Allowance for doubtful account	(1,500,000)	$ (1,500,000)	(1,500,000)	$ (1,500,000)
Note receivable, net
Branded Legacy [Member]
Investment					$ 1,648